Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for customer accounts and other restricted cash; settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the years ended December 31, 2022 and 2021, and 2020:

	Customer accounts and other restricted cash	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for credit losses
Balance at December 31, 2020	4,096	25,035	5,859	7,800	42,790
Credit loss expense	(3,528)	15,628	3,551	(549)	15,102
Write-Offs	—	(31,929)	(4,722)	—	(36,651)
Other (1)	105	(92)	(639)	(324)	(950)
Balance at December 31, 2021	$673	$8,642	$4,049	$6,927	$20,291
Credit loss expense	(641)	25,222	7,213	5,350	37,144
Write-Offs	—	(22,929)	(5,691)	(126)	(28,746)
Other (1)	(32)	(377)	(173)	(85)	(667)
Balance at December 31, 2022	$-	$10,558	$5,398	$12,066	$28,022

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the year ended December 31, 2022, recoveries from freestanding credit enhancements related to Settlement receivables, net were $1,603 which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Loss. These recoveries are not recognized against expected credit losses (See Note 1).